Other Non-Current Receivables - Summary of Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Noncurrent Receivables [line items]
Promissory note	$ 24,867	$ 22,093
Long-term prepaid expenses	14,634	15,782
Deposits	1,024	1,861
Other receivables	3,681	3,615
Total	44,331	44,378
Derivatives
Noncurrent Receivables [line items]
Derivatives	$ 125	$ 1,027